CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 28,653	$ 27,951	$ 29,838
Income on investment securities
Taxable interest	5,501	4,967	4,219
Exempt from federal income tax	2,913	3,106	3,616
Dividends	294	360	295
Total interest income	37,361	36,384	37,968
INTEREST EXPENSE
Interest on deposits	2,694	3,343	4,223
Interest on other borrowings	213	498	719
Total interest expense	2,907	3,841	4,942
Net interest income	34,454	32,543	33,026
Provision for loan and lease losses	0	1,120	3,125
Net interest income after provision	34,454	31,423	29,901
Gain on loans sold,	437	511	469
Trust department income	2,298	2,119	1,999
Service fees on deposit accounts	6,479	6,689	6,784
Brokerage fees	361	231	36
Earnings on bank owned life insurance	497	705	717
Gain on sale of securities	829	2,294	1,458
Loss on foreclosed property,	(308)	(1,317)	(948)
Other non-interest income	523	399	457
Total noninterest income	11,116	11,631	10,972
NON INTEREST EXPENSE
Salaries and employee benefits	17,901	19,406	18,836
Net occupancy expense	2,581	2,528	2,488
Furniture and equipment expense	1,397	1,334	1,224
Data processing expense	2,288	2,007	1,867
Legal and professional fees	1,037	943	997
Stationary and office supplies	293	279	286
Advertising and promotions	1,090	1,179	1,217
FDIC Insurance premium expense	728	703	875
Other real estate expense	128	309	640
Other noninterest expense	5,370	4,826	4,687
Total noninterest expenses	32,813	33,514	33,117
Income before provision for income taxes	12,757	9,540	7,756
Provision for income taxes	2,865	1,916	744
Net income before noncontrolling interest - dividends on preferred stock of subsidiary	9,892	7,624	7,012
Noncontrolling interest-dividends on preferred stock subsidiary	16	16	16
Net income for common shareholders.	$ 9,876	$ 7,608	$ 6,996
EARNING PER SHARE
Weighted Average Shares Outstanding	5,110,849	5,315,634	5,393,765
Earnings per share	$ 1.93	$ 1.43	$ 1.30